Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Cash Flows) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 27, 2014	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net income			$ 59,524	$ 77,968	$ 64,049
Amortization of debt issuance costs and discounts			5,067	5,275	5,075
Income taxes receivable or payable			0	590	3,026
Accounts payable and accrued expenses			(716)	(24,322)	16,124
Other - net			6,654	809	6,983
Net cash provided by operating activities			252,425	253,997	211,375
Net cash used in investing activities			(695,117)	(397,358)	(254,519)
Long-term borrowings, net of discount			753,350	128,358	169,728
Retirement of long-term debt			(552,179)	0	(110,377)
Dividends on common stock			(69,487)	(78,400)	(59,500)
Issuance of common stock			214,366	0	0
Equity contributions from AES			0	106,400	49,091
Other - net			(368)	(194)	(9)
Net cash provided by financing activities			437,280	151,227	43,724
Net change in cash and cash equivalents			(5,412)	7,866	580
Cash and cash equivalents at beginning of period			26,933	19,067	18,487
Cash and cash equivalents at end of period			21,521	26,933	19,067
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net income			56,311	74,755	60,836
Equity in earnings of subsidiaries			(98,708)	(106,252)	(93,344)
Cash dividends received from subsidiary companies			106,997	127,400	90,150
Amortization of debt issuance costs and discounts			2,459	2,765	2,581
Deferred income taxes - net			(2,190)	(20,445)	81
Charges related to early extinguishment of debt			21,956	0	377
Income taxes receivable or payable			2,465	(501)	(681)
Accounts payable and accrued expenses			(391)	(599)	(166)
Other - net			639	255	(312)
Net cash provided by operating activities			89,538	77,378	59,522
Investment in subsidiaries			(214,366)	(106,383)	(49,073)
Net cash used in investing activities			(214,366)	(106,383)	(49,073)
Long-term borrowings, net of discount			404,712	0	0
Retirement of long-term debt			(420,329)	0	0
Dividends on common stock			(69,487)	(78,400)	(59,500)
Issuance of common stock			214,366	0	0
Equity contributions from AES	$ 106,400	$ 49,100	0	106,400	49,091
Other - net			(5,445)	0	0
Net cash provided by financing activities			123,817	28,000	(10,409)
Net change in cash and cash equivalents			(1,011)	(1,005)	40
Cash and cash equivalents at beginning of period			1,785	2,790	2,750
Cash and cash equivalents at end of period			$ 774	$ 1,785	$ 2,790